Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 152,561	$ 66,295
Short-term bank deposit	30,000
Investment in restricted deposit		22,890
Trade receivables (net of allowance for credit losses of $543 and $1,558 at December 31, 2019 and 2020, respectively)	48,623	34,615
Unbilled receivables and contract assets	16,786	15,606
Other receivables and prepaid expenses	19,388	7,817
Total current assets	267,358	147,223
LONG-TERM ASSETS:
Capitalized software development costs, net	24,362	23,953
Other intangible assets, net	74,953	34,035
Property and equipment, net	16,970	16,601
Goodwill	264,282	170,703
Severance pay fund	6,582	5,106
Operating lease right-of-use assets	54,390	49,539
Other long-term assets	5,264	5,261
Total long-term assets	446,803	305,198
Total assets	714,161	452,421
CURRENT LIABILITIES:
Trade payables	5,389	5,107
Employees and payroll accruals	40,494	26,710
Accrued expenses and other liabilities	34,625	33,864
Current maturities of Series B Debentures	19,796	9,898
Current maturities of operating lease liabilities	9,924	8,312
Deferred revenues	34,548	21,021
Total current liabilities	144,776	104,912
LONG-TERM LIABILITIES:
Series B Debentures, net of current maturities	98,676	58,850
Deferred tax liabilities	16,010	5,082
Other long-term liabilities	12,129	8,321
Long-term operating lease liabilities	48,773	43,394
Accrued severance pay	9,586	6,364
Redeemable non-controlling interest	517	0
Total long-term liabilities	185,691	122,011
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital:
Common shares of € 0.01 par value: Authorized: 70,000,000 shares at December 31, 2018 and 2019; Issued: 52,310,300 and 52,488,172 shares at December 31, 2018 and 2019, respectively; Outstanding: 49,982,004 and 50,159,876 shares at December 31, 2018 and 2019, respectively	751	697
Additional paid-in capital	334,693	217,014
Treasury shares, at cost - 2,328,296 Common shares at December 31, 2019 and 2020	(9,423)	(9,423)
Accumulated other comprehensive income (loss)	11,026	(2,381)
Retained earnings	44,643	17,912
Total Sapiens International Corporation N.V. shareholders’ equity	381,690	223,819
Non-controlling interests	2,004	1,679
Total equity	383,694	225,498
Total liabilities and equity	$ 714,161	$ 452,421